CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues		$ 529.8	$ 91.5	$ 9.8
Operating costs and expenses:
Cost of revenues	[1]	166.2	43.7	19.6
Product development	[1]	177.3	114.8	87.1
Sales, general and administrative	[1]	380.1	255.5	159.5
Depreciation and amortization		417.9	77.1	29.3
Total operating costs and expenses		1,141.5	491.1	295.5
Loss from operations		(611.7)	(399.6)	(285.7)
Interest income		31.8	63.6	3.3
Interest expense		(61.5)	0.0	0.0
Gain from revaluation of investments in equity securities		598.9
Income / (loss) from equity method investments		(24.3)	0.4	(10.9)
Other income / (loss), net		80.6	(17.4)	(3.7)
Net income / (loss) before income taxes		13.8	(353.0)	(297.0)
Income tax expense / (benefit)		4.0	(1.0)	2.0
Net income / (loss) from continuing operations		9.8	(352.0)	(299.0)
Net income / (loss) from discontinued operations		72.7	(289.4)	564.9
Net income / (loss)		82.5	(641.4)	265.9
Net income from discontinued operations attributable to non-controlling interests				(24.6)
Net income / (loss) attributable to Nebius Group N.V.		$ 82.5	$ (641.4)	$ 241.3
Net income / (loss) from continuing operations per Class A and Class B share:
Basic (in dollars per share)		$ 0.04	$ (1.25)	$ (0.81)
Diluted (in dollars per share)		0.04	(1.25)	(0.81)
Net income / (loss) from discontinued operations per Class A and Class B share:
Basic (in dollars per share)		0.3	(1.03)	1.46
Diluted (in dollars per share)		0.29	(1.03)	1.46
Net income / (loss) per Class A and Class B share:
Basic (in dollars per share)		0.34	(2.28)	0.65
Diluted (in dollars per share)		$ 0.33	$ (2.28)	$ 0.65
Weighted average number of Class A and Class B shares used in per share computation:
Basic (in shares)		242,531,291	281,005,226	370,839,686
Diluted (in shares)		247,679,946	281,005,226	370,839,686

[1]	These balances exclude depreciation and amortization expenses, which are presented separately, and include share-based compensation expenses of: